Share-Based Compensation - Schedule of Warrant Activity (Details) - $ / shares		9 Months Ended	12 Months Ended
	Jan. 02, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Warrant Outstanding, Beginning balance		1,070,717
Warrant Granted		402,657	1,070,717
Warrant Cancelled		(289,253)
Warrant Outstanding, ending balance		1,184,121	1,070,717
Warrant Exercisable ending balance		834,434	1,020,717
Weighted Average Exercise Price beginning balance		$ 7.57
Weighted Average Exercise Price Granted		$ 3.10	7.57
Weighted Average Exercise Price Cancelled		3.94
Weighted Average Exercise Price ending balance		$ 3.10	7.57
Weighted Average Exercise Price exercisable ending balance		$ 3.10	$ 7.56
Weighted Average Remaining Contractual Term beginning balance	5 years	2 years 1 month 13 days	2 years 1 month 13 days
Weighted Average Remaining Contractual Term Granted		0 years
Weighted Average Remaining Contractual Term Cancelled		1 year 6 months
Weighted Average Remaining Contractual Term ending balance		1 year 10 months 17 days	2 years
Weighted Average Remaining Contractual Term excercisable ending balance		1 year 2 months 30 days